CASH, CASH EQUIVALENTS, INVESTMENTS AND RESTRICTED CASH - Cash and cash equivalents (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and Cash Equivalents [Line Items]
Amortized Cost	$ 784,574	$ 312,799
Unrealized Gains		0
Unrealized Losses		0
Fair Value	784,574	312,799
Cash and cash equivalents	784,574	312,799
Interest income	53	550	$ 614
Cash [Member]
Cash and Cash Equivalents [Line Items]
Amortized Cost	376,492	209,327
Unrealized Gains		0
Unrealized Losses		0
Fair Value	376,492	209,327
Cash and cash equivalents	376,492	209,327
Money market funds
Cash and Cash Equivalents [Line Items]
Amortized Cost	408,082	103,472
Unrealized Gains		0
Unrealized Losses		0
Fair Value	408,082	103,472
Cash and cash equivalents	$ 408,082	$ 103,472